Short-Term Investments - Summary of Detailed Information About Investment Portfolio (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Short Term Investments [Abstract]
Certificate of Bank Deposits (CDB)		R$ 292,878	R$ 21,327
Repurchase transactions (cash and cash equivalent)	[1]	576,108	1,192,101
Financial letter	[2]	505,152	374,690
Government bonds (LFT)	[3]	864,940	221,900
Exclusive Investment Fund Portfolio		R$ 2,239,078	R$ 1,810,018

[1]	Repurchase transactions are securities issued by banks with a commitment by the bank to repurchase the securities, and by the client to resell the security, at a defined interest rate and within a predetermined term, which are backed by public or private securities (depending on the financial institution) and are registered within the Central of Custody and Financial Settlement of Securities (“CETIP”). As of December 31, 2020, repurchase operations are remunerated at an average rate of 100.0% of CDI (99.9% of the CDI on December 31, 2019).
[2]	As of December 31, 2020, investments in Treasury bills are remunerated at an average rate of 136.61% of the CDI (106% as at December 31, 2019).
[3]	As of December 31, 2020, investments in Government Bonds (LFT) are remunerated at an average rate of 105.9% of the CDI (100.4% of the CDI on December 31, 2019).